Financial instruments by category (Details 3) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of Financial instrument category [Line Items]
Financial assets		$ 184,768	$ 200,217
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	139,176	178,222
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | Unrated credit exposure [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	15,448	45,123
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating A1 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	1,315	553
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating A2 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	595	298
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating A3 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	765	63,853
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Aaa [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	0	15,040
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Aaa-mf [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	52,563	0
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Aa1 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	4,732	0
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Aa3 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	17,431	11,401
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating AAA [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	14,307	19,634
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating B2 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	0	31
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Ba1 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	4,033	18
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Ba2 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	1	7
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Baa1 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	13,903	307
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Baa1+ [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	4,138	0
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Baa2 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	6,534	4,078
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Ba3 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	212	2,815
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating B3 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	0	0
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating BBB [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	$ 3,199	$ 15,064

[1]	The remaining balance sheet item ‘cash and cash equivalents’ corresponds to cash on hand amounting to US$ 19,000 (US$ 21,000 in 2017).